Subsequent event (Narrative) (Details) - Subsequent Events [Member] shares in Millions	Mar. 10, 2021 shares
Disclosure of non-adjusting events after reporting period [line items]
Number of stock options approved for granting	4.5
Number of PSUs approved for granting	0.9
Number of DSUs approved for granting	0.8
Number of RSUs approved for granting	0.2